Investments - Summary of investments by company (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Associated entities	€ 5,096	€ 5,216	€ 5,682
Joint venture entities	1,956	2,061	1,964
INVESTMENTS	7,052	7,277	7,646	€ 7,615
Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Joint venture entities	404	381	389
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Joint venture entities	329	356	362
U.C.I., S.A.
Disclosure of associates [line items]
Joint venture entities	293	325	349
Fortune Auto Finance Co., Ltd
Disclosure of associates [line items]
Joint venture entities	232	261	254
Hyundai Capital UK Limited
Disclosure of associates [line items]
Joint venture entities	270	249	205
Volvo Car Financial Services UK Limited
Disclosure of associates [line items]
Joint venture entities	116	99	76
Banco RCI Brasil S.A.
Disclosure of associates [line items]
Joint venture entities	77	94	92
Other companies
Disclosure of associates [line items]
Joint venture entities	235	296	237
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Associated entities	1,830	1,803	1,621
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Associated entities	940	884	936
Metrovacesa, S.A.
Disclosure of associates [line items]
Associated entities	748	841	899
CNP Santander
Disclosure of associates [line items]
Associated entities	399	397	423
Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Associated entities	295	€ 309	0
Percentage of voting equity interests acquired		20.00%
Caceis (Notes 3 and 12)
Disclosure of associates [line items]
Associated entities	0	€ 0	1,139
Other companies
Disclosure of associates [line items]
Associated entities	€ 884	€ 982	€ 664